Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB CAPITAL TRUST
Prospectus Date	rr_ProspectusDate	Feb. 28, 2018
Laudus Small-Cap MarketMasters Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Laudus Small-Cap MarketMasters FundTM
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 106% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	106.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	AFFE reflect fees and expenses incurred indirectly by the fund through its investments in the underlying funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the fund’s direct operating expenses and not AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 Investment
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the fund pursues its goal by investing at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in equity securities of companies with small market capitalizations or investments with similar economic characteristics, such as futures. The fund will notify its shareholders at least 60 days before changing this policy. Companies with small market capitalizations generally are those with market capitalizations within the universe of the Russell 2000 Index at the time of purchase by the fund. The market capitalization range of the Russell 2000 Index was $144 million to $4.37 billion as of May 12, 2017, and will change as market conditions change.

Charles Schwab Investment Management, Inc. (CSIM) allocates portions of the fund’s assets to several investment managers, who then manage their respective portions under the general supervision of CSIM. In choosing the investment managers and their allocations, CSIM considers a number of factors, including market trends, its own outlook for a given market capitalization or investment style category, and the investment managers’ performance in various market conditions. In addition to monitoring and coordinating the investment managers, CSIM also manages the cash portion of the fund. CSIM may also directly manage portions of the fund during transitions between investment managers.

Each investment manager uses its own securities selection process and has discretion to select portfolio securities for its allocation of the fund’s assets. At the same time, each investment manager invests within a specific market capitalization range and investment style under the general supervision of CSIM. CSIM has developed parameters for each investment manager based on CSIM’s assessment of the investment manager’s investment style and expertise. By assigning more specific parameters to each investment manager, CSIM attempts to capitalize on the strengths of each investment manager and to combine their investment activities in a complementary fashion.

CSIM may use derivatives, primarily futures contracts, to seek returns on the fund’s otherwise uninvested cash assets. In addition, the investment managers may use futures contracts as a substitute for investing directly in an underlying asset or to increase returns.

The fund may buy and sell portfolio securities actively. In addition, one investment manager may purchase portfolio securities at the same time that another investment manager sells the same securities. As a result, the fund’s portfolio turnover rate and transaction costs may rise, which may lower fund performance and increase the likelihood of capital gains distributions.

		For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:

Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Investment Style Risk. The fund’s investment managers attempt to reduce the impact of the performance of any given investment style by investing in both value and growth style stocks. But whenever value stocks fall out of favor with investors, they may underperform growth stocks, and vice versa.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.

Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.

Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.

Management Risk. As with all actively managed funds, the fund is subject to the risk that its investment adviser and investment managers will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective.  Poor stock selection or a focus on securities in a particular sector may cause the fund to underperform its benchmark or other funds with a similar investment objective.

Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and could cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

Multi-Manager Risk. Although CSIM monitors and seeks to coordinate the overall management of the fund, each investment manager makes investment decisions independently, and it is possible that the investment styles of the investment managers may not complement one another. As a result, the fund’s exposure to a given stock, industry or investment style could unintentionally be smaller or larger than if the fund had a single manager.

Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.

		For more information on the risks of investing in the fund, please see the “Fund Details” section in the prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, any of which could cause an investor to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabfunds.com/laudusfunds_prospectus.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.schwabfunds.com/laudusfunds_prospectus
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (%) as of 12/31
Annual Return Caption [Text]	rr_AnnualReturnCaption	Investor Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 17.90% Q2 2009 Worst Quarter: (24.50%) Q4 2008
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/17
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax figures are shown for one share class only, and would be different for the other share class.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for the other share class. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Laudus Small-Cap MarketMasters Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption fee (as a % of the amount sold or exchanged within 30 days of purchase)	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	1.17%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.39%
Acquired fund fees and expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.60%
Less expense reduction	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total annual fund operating expenses	rr_NetExpensesOverAssets	1.39%	[2],[3]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Investor Shares
1 Year	rr_ExpenseExampleYear01	$ 142
3 Years	rr_ExpenseExampleYear03	440
5 Years	rr_ExpenseExampleYear05	761
10 Years	rr_ExpenseExampleYear10	$ 1,669
2008	rr_AnnualReturn2008	(35.96%)
2009	rr_AnnualReturn2009	28.41%
2010	rr_AnnualReturn2010	23.38%
2011	rr_AnnualReturn2011	(7.91%)
2012	rr_AnnualReturn2012	15.48%
2013	rr_AnnualReturn2013	32.18%
2014	rr_AnnualReturn2014	2.34%
2015	rr_AnnualReturn2015	(5.34%)
2016	rr_AnnualReturn2016	18.52%
2017	rr_AnnualReturn2017	11.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.50%)
Label	rr_AverageAnnualReturnLabel	Before taxes
1 Year	rr_AverageAnnualReturnYear01	11.88%
5 Years	rr_AverageAnnualReturnYear05	11.17%
10 Years	rr_AverageAnnualReturnYear10	6.24%
Laudus Small-Cap MarketMasters Fund | Select Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption fee (as a % of the amount sold or exchanged within 30 days of purchase)	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	1.17%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.34%
Acquired fund fees and expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.55%
Less expense reduction	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)
Total annual fund operating expenses	rr_NetExpensesOverAssets	1.24%	[2],[3]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Select Shares
1 Year	rr_ExpenseExampleYear01	$ 126
3 Years	rr_ExpenseExampleYear03	393
5 Years	rr_ExpenseExampleYear05	681
10 Years	rr_ExpenseExampleYear10	$ 1,500
Label	rr_AverageAnnualReturnLabel	Before taxes
1 Year	rr_AverageAnnualReturnYear01	12.08%
5 Years	rr_AverageAnnualReturnYear05	11.33%
10 Years	rr_AverageAnnualReturnYear10	6.40%
Laudus Small-Cap MarketMasters Fund | After taxes on distributions | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	7.69%
5 Years	rr_AverageAnnualReturnYear05	9.80%
10 Years	rr_AverageAnnualReturnYear10	5.59%
Laudus Small-Cap MarketMasters Fund | After taxes on distributions and sale of shares | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After taxes on distributions and sale of shares
1 Year	rr_AverageAnnualReturnYear01	8.27%
5 Years	rr_AverageAnnualReturnYear05	8.56%
10 Years	rr_AverageAnnualReturnYear10	4.87%
Laudus Small-Cap MarketMasters Fund | Comparative Index (reflects no deduction for expenses or taxes) Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Comparative Index (reflects no deduction for expenses or taxes) Russell 2000 Index
1 Year	rr_AverageAnnualReturnYear01	14.65%
5 Years	rr_AverageAnnualReturnYear05	14.12%
10 Years	rr_AverageAnnualReturnYear10	8.71%

[1]	AFFE reflect fees and expenses incurred indirectly by the fund through its investments in the underlying funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the fund’s direct operating expenses and not AFFE.
[2]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes, and certain non-routine expenses) of the Investor Shares and Select Shares to 1.35% and 1.20%, respectively, for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. This agreement is limited to the fund’s direct operating expenses and does not apply to AFFE.
[3]	after expense reduction